Intangible Assets - Schedule of Reconciliation of the Carrying Value of Intangible Assets (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Intangible Assets [Line Items]
Beginning balance	R 83,123	R 85,642
Acquisition of subsidiary		2,410
Additions	58,937	51,214
Amortization	(56,072)	(59,482)
Translation adjustments	(2,935)	3,339
Ending balance	83,053	83,123
Product development costs [Member]
Intangible Assets [Line Items]
Beginning balance	71,617	68,301
Acquisition of subsidiary
Additions	52,348	48,792
Amortization	(48,274)	(48,605)
Translation adjustments	(2,727)	3,129
Ending balance	72,964	71,617
Computer software [member]
Intangible Assets [Line Items]
Beginning balance	8,773	13,758
Acquisition of subsidiary		100
Additions	6,589	2,422
Amortization	(5,834)	(7,717)
Translation adjustments	(209)	210
Ending balance	9,319	8,773
Trade name [Member]
Intangible Assets [Line Items]
Beginning balance	130	391
Acquisition of subsidiary
Additions
Amortization	(130)	(261)
Translation adjustments
Ending balance		130
Customer relationships [Member]
Intangible Assets [Line Items]
Beginning balance	2,603	3,192
Acquisition of subsidiary		2,310
Additions
Amortization	(1,834)	(2,899)
Translation adjustments	1
Ending balance	R 770	R 2,603